Share Capital (Disclosure of Changes in Share Capital) (Details) $ in Millions	12 Months Ended
	Aug. 31, 2020 CAD ($) shares	Aug. 31, 2019 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares	528,761,835
Stock options exercises, shares | shares	407,733	1,658,465
Number of shares, ending balance | shares	525,004,897	528,761,835
Beginning balance	$ 4,605
Stock option exercises	8	$ 35
Dividend reinvestment plan	0	0
Shares Repurchased	(140)
Ending balance	$ 4,602	$ 4,605
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares	22,372,064	22,420,064
Stock options exercises, shares | shares	0	0
Dividend reinvestment plan, shares | shares	0	0
Restricted Share Units, shares | shares	0
Shares Repurchased, shares | shares	0
Class A conversions to Class B, shares | shares	0	(48,000)
Number of shares, ending balance | shares	22,372,064	22,372,064
Beginning balance	$ 2	$ 2
Stock option exercises	0	0
Dividend reinvestment plan	0	0
Restricted Share Units	0
Shares Repurchased	0
Class A conversions to Class B	0	0
Ending balance	$ 2	$ 2
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares	494,389,771	484,194,344
Stock options exercises, shares | shares	407,733	1,658,465
Dividend reinvestment plan, shares | shares	1,445,494	8,488,962
Restricted Share Units, shares | shares	4,507
Shares Repurchased, shares | shares	5,614,672
Class A conversions to Class B, shares | shares	0	48,000
Number of shares, ending balance | shares	490,632,833	494,389,771
Beginning balance	$ 4,310	$ 4,054
Stock option exercises	9	39
Dividend reinvestment plan	37	217
Restricted Share Units	0
Shares Repurchased	(49)
Class A conversions to Class B	0	0
Ending balance	$ 4,307	$ 4,310